CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Accounting Standards Update [Extensible List]	Accounting Standards Update 2022-02 [Member]